Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000078270
Average Annual Return [Line Items]
Average Annual Return, Percent	23.00%		13.19%		12.54%
Without Sales Load [Member] | C000078271
Average Annual Return [Line Items]
Average Annual Return, Percent	22.61%		12.84%		12.22%
Without Sales Load [Member] | C000177203
Average Annual Return [Line Items]
Average Annual Return, Percent	23.08%		13.28%	13.84%
Without Sales Load [Member] | C000219317
Average Annual Return [Line Items]
Average Annual Return, Percent	23.79%	21.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	14.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	22.33%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	14.88%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	22.60%